Property, Plant and Equipment (“PP&E”)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT (“PP&E”)

10. PROPERTY, PLANT AND EQUIPMENT (“PP&E”)

($ thousands)	Developed and producing	Right-of-use assets	Corporate assets	Total
Cost
Balance as at December 31, 2020	$-	$-	$-	$-
Acquisitions	1,010,014	-	375	1,010,389
Expenditures on PP&E	4,507	-	87	4,594
Change in decommissioning liabilities	2,133	-	-	2,133
Balance as at December 31, 2021	1,016,654	-	462	1,017,116
Additions	39,425	-	167	39,592
Right-of-use asset additions	-	969	-	969
Change in decommissioning liabilities	1,237	-	-	1,237
Balance as at December 31, 2022	1,057,316	969	629	1,058,914
Expenditures on PP&E	33,439	-	(11)	33,428
Right-of-use asset additions	-	12,789	-	12,789
Balance as at December 31, 2023	1,090,755	13,758	618	1,105,131
Accumulated Depletion, Depreciation and Amortization
Balance as at December 31, 2020	-	-	-	-
Depletion and depreciation (1)	27,949	-	47	27,996
Balance as at December 31, 2021	27,949	-	47	27,996
Depletion and depreciation (1)	67,623	60	185	67,868
Balance as at December 31, 2022	95,572	60	232	95,864
Depletion and depreciation (1)	67,580	183	130	67,893
Balance as at December 31, 2023	163,152	243	362	163,757
Net book Value
Balance at December 31, 2022	961,744	909	397	963,050
Balance at December 31, 2023	$927,603	$13,515	$256	$941,374

(1)	As at December 31, 2023 $161 of DD&A was capitalized to inventory (December 31, 2022- $766 and 2021 - 925).

No indicators of impairment were identified at December 31, 2023 and 2022, and as such no impairment test was performed.